LEASES - Components of Operating Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Sales-type lease revenue	$ 38	$ 35
Operating lease revenue	84	61
Variable lease revenue	80	85
Total lease revenue	$ 202	$ 181